Investment Strategy - Harbor Active Commodity ETF	May 20, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund seeks to provide exposure to commodities markets through actively managed investments in commodities instruments, including futures contracts whose values are linked to commodities or commodity indices, options on commodity futures contracts, over-the-counter swaps whose underlying components are comprised of commodity derivatives or reference commodity derivatives, or other commodity-linked derivative instruments (“Commodities Instruments”). The Fund may invest, either directly or through its Subsidiary (as defined below) in a range of Commodities Instruments and markets as determined by Quantix Commodities LP (the “Subadviser”), the Fund’s investment subadviser. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in instruments that provide exposure to commodities. The Fund typically invests in Commodities Instruments denominated in U.S. dollars and traded on U.S. and U.K. exchanges. The Subadviser, on behalf of the Fund, may also engage in trading on other commodity exchanges outside of the U.S. and U.K., and the Fund may have exposure to investments denominated in non-U.S. currencies. The Subadviser takes various factors into account in its investment process, such as (without limitation) proprietary model outputs, market conditions, and the relative cost of holding a “rolling” futures position (as described below), as well as the diversification and overall risk properties of the portfolio. The Subadvisor generally targets commodities with high expected inflation sensitivity and a low cost of carry (i.e. the cost of owning and storing a physical commodity) in constructing the Fund’s portfolio. The Subadviser typically evaluates sensitivity to inflation by considering the extent to which increased prices of raw materials (like agricultural products, oil or metals) are passed on to consumers in the prices of finished goods and services. Those commodities with higher pass-through costs are considered more sensitive to inflation. The Subadviser typically combines inflation sensitivity with other factors, such as roll yields. Roll yield is the gain or loss that comes from “rolling” a futures position from a contract that is about to expire into a contract with a later date. If the price for the new futures contract is lower than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive. The term “contango” is used to describe a market in which the price for a new futures contract is higher than the price of the expiring contract. In these markets, roll returns are negative, which may result in a loss to the Fund. The Subadviser’s investment process also determines the weight of debasement commodities (the price of which is driven primarily by weakening currency), such as gold, relative to scarcity commodities (the price of which is primarily driven by global supply and demand dynamics for the commodity), to incorporate the macroeconomic environment. The Subadviser’s Fund portfolio construction process will generally result in the Fund having long-only or long-biased exposure to a variety of commodities. As a result of the Fund’s strategy, the Fund may have significant exposure to particular sectors or commodities at times.As collateral for the Fund’s derivatives holdings or to generate interest income and capital appreciation on the cash balances arising from its use of derivatives, the Fund will invest primarily in U.S. Treasury bills. The Fund will invest up to 25% of its total assets, as determined at the end of each fiscal quarter, in a wholly owned and controlled subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to commodity returns within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. The Subsidiary has the same investment objective and will follow the same general investment policies and restrictions as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in Commodities Instruments. Except as noted, references to the Fund’s investment strategies and risks include those of its Subsidiary. The Subsidiary is advised by Harbor Capital Advisors, Inc. (“Harbor Capital” or the “Advisor”) and subadvised by the Subadvisor. While the Fund does not engage in borrowing for investment purposes, the Commodities Instruments in which the Fund invests are inherently leveraged so that small changes in the underlying commodity prices result in disproportionate changes in the value of the instruments. Such investments will therefore have a leveraging effect on the Fund’s portfolio. Neither the Fund nor any of the Subsidiaries is expected to invest directly in any physical commodities.The Fund is classified as non-diversified, which means the Fund may invest in the securities of a smaller number of issuers than a diversified fund.